Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Other Liabilities Disclosure [Abstract]
Schedule of Contract Liabilities	Contract liabilities consisted of the following:
	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Billings in advance of performance obligation under contracts	4,619,690	9,489,991	1,215,372

Schedule of Movement In Contract Liabilities

The movement in contract liabilities was as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Beginning balance	4,199,173	4,619,690	591,638
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(4,199,173)	(3,638,040)	(465,920)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	4,619,690	8,508,341	1,089,654

Ending balance	4,619,690	9,489,991	1,215,372